Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consolidated Statements of Comprehensive Income
Net income	$ 5,205	$ 1,528	$ 2,298
Foreign currency translation adjustments:
Foreign currency translation adjustments	498	(130)	(627)
Gain on liquidation of foreign subsidiary	0	0	(31)
Changes attributable to divestments	519	(2)	12
Foreign currency translation adjustments	1,017	(132)	(646)
Available-for-sale securities:
Net unrealized gains (losses) arising during the year	24	14	(4)
Reclassification adjustments for net (gains) losses included in net income	(14)	0	1
Changes attributable to divestments	(3)	0	0
Unrealized gains (losses) on available-for-sale securities	7	14	(3)
Pension and other postretirement plans:
Prior service (costs) credits arising during the year	43	6	(7)
Net actuarial losses arising during the year	(200)	(220)	(352)
Amortization of prior service credit included in net income	(11)	(28)	(24)
Amortization of net actuarial loss included in net income	88	68	69
Net (gains) losses from pension settlements included in net income	518	32	19
Changes attributable to divestments	151	0	0
Pension and other postretirement plan adjustments	589	(142)	(295)
Cash flow hedge derivatives:
Net unrealized gains (losses) arising during the year	2	20	(49)
Reclassification adjustments for net (gains) losses included in net income	0	(9)	21
Unrealized gains (losses) of cash flow hedge derivatives	2	11	(28)
Total other comprehensive income (loss), net of tax	1,615	(249)	(972)
Total comprehensive income, net of tax	6,820	1,279	1,326
Total comprehensive income attributable to noncontrolling interests, net of tax	(86)	(83)	(110)
Total comprehensive income, attributable to ABB, net of tax	$ 6,734	$ 1,196	$ 1,216